                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.


1.       Name and address of issuer:

         VANGUARD HORIZON FUND, INC.

2.       Name of each series or class of funds for which this notice is filed:

         Global Asset Allocation Portfolio
         Global Equity Portfolio
         Capital Opportunity Portfolio
         Aggressive Growth Portfolio


3.       Investment Company Act File Number:       811-07029

         Securities Act File Number:               33-56443

4.       Last day of fiscal year for which this notice is filed:

         October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                           /  /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None

9. Number and aggregate sales price of securities sold during the fiscal year:

         21,707,527 Shares of Common Stock
         $219,066,107 Aggregate Sales Price

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         21,707,527 Shares
         $219,066,107 Aggregate Sales Price

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         None

12.      Calculation of registration fee:

         (i)     Aggregate sales price of securities sold during the fiscal
                 year in reliance on rule 24f-2 (from Item 10):                               $219,066,107

         (ii)    Aggregate price of shares issued in connection with
                 dividend reinvestment plans (from Item 11, if applicable):                   +     -0-

         (iii)   Aggregate price of shares redeemed or repurchased during
                 the fiscal year (if applicable):                                             -  2,460,326

         (iv)    Aggregate price of shares redeemed or repurchased and
                 previously applied as a reduction to filing fees pursuant to
                 rule 24f-2 (if applicable):                                                  +     -0-

         (v)     Net aggregate price of securities sold and issued during
                 the fiscal year in reliance on rule 24f-2 [line (I), plus line
                 (ii), less line  (iii), plus line (iv)] (if applicable):                     $   216,605,781

         (vi)    Multiplier prescried by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
                 Instruction C.6):                                                            x 1/29 of 1%

         (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                      $74,691.65

INSTRUCTION:     Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                            / /

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                                   SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated:


         By (Signature and Title) /s/ RAYMOND J. KLAPINSKY
                                  ---------------------------------------------
                                  Raymond J. Klapinsky, Secretary


         Date    December 20, 1995

"EXHIBIT A"




December 19, 1995



Vanguard Horizon Fund, Inc.
100 Vanguard Boulevard
Malvern, PA 19355

Gentlemen:

I am acting as counsel to Vanguard Horizon Fund, Inc. (the "Fund"), in connection with its registration as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"), as amended. It is in my capacity as counsel to the Fund that I am furnishing you this opinion.

I have examined the Fund's: (1) Articles of Incorporation, and amendments thereto; (2) minutes of the meetings of shareholders and Directors; (3) Notification of Registration on Form N-8A under the 1940 Act; (4) Registration on Form N-1A under the Securities Act of 1933 ("1933 Act") and 1940 Act, and all amendments thereto; and (5) all other relevant documents and records, as well as the procedures and requirements relative to the issuance and sale of the Fund's shares.

The Fund is currently authorized to issue 1,000,000,000 shares of its common stock with a par value of $1.00 per share from four classes ("Portfolios") of shares, which are designated the Global Asset Allocation Portfolio (250,000,000 authorized shares), Global Equity Portfolio (250,000,000 authorized shares), Capital Appreciation Portfolio (250,000,000 authorized shares), and Aggressive Growth Portfolio (250,000,000 authorized shares). On October 31, 1995 (the end of the Fund's fiscal period), the Fund had issued and outstanding approximately 4,352,644 shares of the Global Asset Allocation Portfolio, approximately 3,569,590 shares of Global Equity Portfolio, approximately 7,449,077 shares of the Capital Appreciation Portfolio, and approximately 6,086,962 shares of the Aggressive Growth Portfolio.

My examination also disclosed the following information:

1. On June 30, 1995, (the commencement of the Fund's initial offering), the Fund did not have any securities registered under the 1933 Act other than pursuant to Rule 24f-2 of the 1940 Act.

2. During the fiscal period ended October 31, 1995, the Fund did not register any securities under the 1933 Act other than pursuant to Rule 24f-2.

3. During the fiscal period ended October 31, 1995, the Fund sold the following shares in reliance upon registration pursuant to Rule 24f-2 of the 1940 Act:

Name of Portfolio                  Number of Shares         Aggregate Sales Price
Global Asset
  Allocation Portfolio                 4,368,493                 $  43,962,184
Global Equity Portfolio                3,592,183                    36,268,300
Capital Appreciation
  Portfolio                            7,585,925                    75,981,310
Aggressive Growth
  Portfolio                            6,160,926                    62,854,313

Total                                 21,707,527                  $219,066,107

4. During the fiscal period ended October 31, 1995, the Fund redeemed the following shares:

Name of Portfolio                  Number of Shares         Redemption Price
Global Asset
  Allocation Portfolio                   15,849                  $160,378
Global Equity Portfolio                  22,593                   229,350
Capital Appreciation
  Portfolio                             136,848                 1,312,408
Aggressive Growth
  Portfolio                              73,964                   758,190

Total                                   249,254                $2,460,326

You have instructed me to file, on behalf of the Fund, a Notice pursuant to Rule 24f-2 of the 1940 Act, for the purpose of registering, under the 1933 Act, the shares set forth above which were sold by the Fund during the fiscal year.

Based upon the foregoing information and my examination, it is my opinion that:

1. The Fund is a valid and subsisting corporation of the State of Maryland, authorized to issue a combined total of 1,000,000,000 shares of its common stock, with a $1.00 par value, from its four Portfolios.

2. The proposed registration of the combined total of 21,707,527 shares of common stock sold by the Fund during the fiscal period ended October 31, 1995, pursuant to Rule 24f-2 of the 1940 Act is proper, and that such shares, which were issued for a consideration deemed by the Board of Directors to be consistent with the Fund's Articles of Incorporation, were lawfully issued, fully paid, and non-assessable; and

3. The holders of such shares have all the rights provided with respect to such holdings by the Articles of Incorporation and the laws of the State of Maryland.

I hereby consent to the use of this opinion as an Exhibit to the Rule 24f-2 Notice filed on behalf of the Fund, covering the registration of such shares under the 1933 Act, and to the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the states in which shares of the Fund are offered. I further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.


Very truly yours,

/s/    RAYMOND J. KLAPINSKY
-------------------------------------
BY:   (Raymond J. Klapinsky)
      Counsel


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